Tax-Managed Multi-Cap Growth Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Biotechnology — 2.0%
Vertex Pharmaceuticals, Inc.(1)	13,017	$ 6,009,688
		$ 6,009,688
Broadline Retail — 9.6%
Amazon.com, Inc.(1)	118,076	$ 28,064,304
		$ 28,064,304
Building Products — 0.4%
Trex Co., Inc.(1)	15,892	$ 1,157,414
		$ 1,157,414
Capital Markets — 1.1%
S&P Global, Inc.	5,966	$ 3,110,732
		$ 3,110,732
Chemicals — 1.4%
Ecolab, Inc.	7,531	$ 1,884,181
Sherwin-Williams Co.	6,570	2,353,111
		$ 4,237,292
Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	49,420	$ 2,862,901
Waste Connections, Inc.	16,156	2,968,988
		$ 5,831,889
Consumer Staples Distribution & Retail — 2.5%
BJ's Wholesale Club Holdings, Inc.(1)	20,442	$ 2,024,780
Performance Food Group Co.(1)	58,516	5,284,580
		$ 7,309,360
Electrical Equipment — 2.2%
AMETEK, Inc.	34,300	$ 6,330,408
		$ 6,330,408
Financial Services — 6.1%
Fiserv, Inc.(1)	13,974	$ 3,018,943
Shift4 Payments, Inc., Class A(1)(2)	13,838	1,658,484
Visa, Inc., Class A	38,845	13,277,221
		$ 17,954,648
Security	Shares	Value
Food Products — 0.7%
Mondelez International, Inc., Class A	35,144	$ 2,038,001
		$ 2,038,001
Ground Transportation — 2.7%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,414,202
Norfolk Southern Corp.	8,734	2,229,790
Uber Technologies, Inc.(1)	47,387	3,167,821
		$ 7,811,813
Health Care Equipment & Supplies — 3.1%
Intuitive Surgical, Inc.(1)	7,415	$ 4,240,490
Stryker Corp.	12,668	4,956,862
		$ 9,197,352
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	8,285	$ 4,494,530
		$ 4,494,530
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.	735	$ 3,482,107
		$ 3,482,107
Interactive Media & Services — 15.0%
Alphabet, Inc., Class A	71,981	$ 14,685,563
Alphabet, Inc., Class C	73,823	15,178,009
Meta Platforms, Inc., Class A	20,515	14,138,528
		$ 44,002,100
IT Services — 5.4%
Accenture PLC, Class A	7,692	$ 2,961,035
Gartner, Inc.(1)	3,812	2,069,268
GoDaddy, Inc., Class A(1)	44,180	9,394,877
Okta, Inc.(1)	15,035	1,416,598
		$ 15,841,778
Life Sciences Tools & Services — 0.9%
Danaher Corp.	11,868	$ 2,643,478
		$ 2,643,478
Pharmaceuticals — 1.2%
Zoetis, Inc.	21,452	$ 3,666,147
		$ 3,666,147

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.5%
FirstService Corp.	7,851	$ 1,427,861
		$ 1,427,861
Semiconductors & Semiconductor Equipment — 8.3%
Monolithic Power Systems, Inc.	8,854	$ 5,643,274
NVIDIA Corp.	156,881	18,836,702
		$ 24,479,976
Software — 17.4%
Adobe, Inc.(1)	10,560	$ 4,619,472
Altair Engineering, Inc., Class A(1)	7,902	871,986
Intuit, Inc.	6,414	3,858,085
Microsoft Corp.	74,352	30,860,541
Nutanix, Inc., Class A(1)	22,727	1,562,822
Salesforce, Inc.	27,530	9,407,001
		$ 51,179,907
Specialty Retail — 1.9%
TJX Cos., Inc.	44,664	$ 5,573,620
		$ 5,573,620
Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc.	116,404	$ 27,471,344
		$ 27,471,344
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.(1)	9,325	$ 3,862,415
		$ 3,862,415
Security	Shares	Value
Trading Companies & Distributors — 2.1%
United Rentals, Inc.	8,051	$ 6,103,141
		$ 6,103,141
Total Common Stocks (identified cost $73,008,606)		$293,281,305

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(3)	443,034	$ 443,034
Total Short-Term Investments (identified cost $443,034)		$ 443,034
Total Investments — 100.1% (identified cost $73,451,640)		$293,724,339
Other Assets, Less Liabilities — (0.1)%		$ (197,766)
Net Assets — 100.0%		$293,526,573
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2025. The aggregate market value of securities on loan at January 31, 2025 was $1,641,825.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

The Portfolio did not have any open derivative instruments at January 31, 2025.
Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $443,034, which represents 0.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,098,737	$1,197,876	$(3,853,579)	$ —	$ —	$443,034	$16,946	443,034
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$293,281,305*	$ —	$ —	$293,281,305
Short-Term Investments	443,034	—	—	443,034
Total Investments	$293,724,339	$ —	$ —	$293,724,339
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.
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